CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
CONTINGENCIES

NOTE 12 - CONTINGENCIES

From time to time, the Company is involved in routine litigation that arises in the ordinary course of business. The Company is in an ongoing lawsuit with Wolverine Transfer Station over a contractual dispute and property damages. Wolverine is countersuing the Company for losses from the cancellation of contractual obligations. It is the position of the Company that net losses arising from Wolverine’s claims are not estimable nor probable at the time of this filing.